Income taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes [Abstract]
Income Tax Reconciliation
The following table provides a reconciliation between income tax expense recognized for the period and the tax calculated by applying the applicable tax rates on accounting loss.The income tax expense of USD 64 thousand relates to current income taxes.

	For the year ended December 31,
In thousands of USD	2021	2020	2019
Loss before income taxes	(86,945)	(59,943)	(23,481)
Income tax calculated at 13.04%	11,338	7,817	3,062
Unrecognized deferred tax assets during the year	(10,053)	(7,743)	(2,644)
Effect of expenses not deductible	(2,229)	(74)	(592)
Effect of income not taxable	1,008	—	—
Other	—	—	(174)
Total income tax expense recognized in profit or loss	64	—	—

Schedule of Temporary Differences and Unused Tax Losses
The balance comprises temporary differences attributable to the following:

	As of December 31,
In thousands of USD	2021	2020	2019
Deferred tax assets:
Tax loss carryforwards	7	2,986	2,782
Total deferred tax assets	7	2,986	2,782
Deferred tax liabilities:
Other	(7)	(254)	(103)
Intangible asset GlyPharma	—	(2,732)	(2,679)
Total deferred tax liabilities	(7)	(2,986)	(2,782)
Net deferred taxes assets	—	—	—
The gross value of unused tax losses will expire as follows:

	As of December 31,
In thousands of USD	2021	2020	2019
Within one year	—	—	—
Later than one year and not later than five years	(18,664)	—	—
More than five years	(120,483)	(40,300)	(19,410)
Unlimited	(14,844)	(19,079)	(1,455)
Total	(153,991)	(59,379)	(20,865)